INFORMATION ABOUT SEGMENTS & GEOGRAPHIC AREAS	12 Months Ended
Dec. 31, 2023
INFORMATION ABOUT SEGMENTS & GEOGRAPHIC AREAS
INFORMATION ABOUT SEGMENTS & GEOGRAPHIC AREAS

16. INFORMATION ABOUT SEGMENTS & GEOGRAPHIC AREAS

The Group’s chief operating decision maker (“CODM”) is the management committee. The Group has determined its operating segments based on how the CODM manages the business, allocates resources, makes operating decisions and evaluates operating performance. The Company has entered into a definitive agreement to sell all of the Group’s businesses in Russia and certain international markets (Note 19). The businesses described below form part of the transaction perimeter and will not continue as part of the Yandex group following the completion of the proposed Sale. Those Target businesses are managed and reported on as part of the following operating segments: Search and Portal, E-commerce, Mobility and Delivery, Plus and Entertainment Services and Classifieds. The results of the Group’s remaining operating segments, including self-driving vehicles business (“Yandex SDG”), Zen (until it was divested from the Group on September 12, 2022), Yandex Cloud, Yandex Education, Devices and Alice, FinTech and number of other experiments, that do not meet quantitative or qualitative thresholds for disclosure, as well as unallocated corporate expenses, are combined into a final category defined as Other Business Units and Initiatives which is shown separately from the reportable segments and reconciling items.

In 2023, the Group introduced the following changes to its reporting segments compared to those presented within the notes to the consolidated financial statements for the year ended December 31, 2022, in order to better reflect operational structure of the businesses:

●	the Group renamed the Devices business within Other Business Units and Initiatives segment to Devices and Alice;
●	the Group transferred the following services from the Search and Portal segment to the Other Business Units and Initiatives segment: Yandex 360 to Yandex Cloud, Alice voice assistance to Devices and Alice, and Yandex Pay and Yandex ID to FinTech; and
●	the Group transferred RouteQ from the Other Business Units and Initiatives segment to the Delivery services within the E-Commerce, Mobility and Delivery segment.

These changes have been applied retroactively to all periods presented.

Reportable segments derive revenues from the following services:

●	the Search and Portal segment includes Search, Geo, Weather and a number of other services;
●	the E-commerce, Mobility and Delivery segment includes transactional online-to-offline (O2O) businesses, which consist of (i) the mobility businesses, including ride-hailing, Yandex Drive, the car-sharing business, and scooters; (ii) the E-commerce businesses in Russia and CIS, including Yandex Market, multi-category e-commerce marketplace, Yandex Lavka, hyperlocal convenience store delivery service, and the grocery delivery services of Yandex Eats and Delivery (the service was earlier known as Delivery Club); and (iii) other O2O businesses, including Yandex Delivery, a middle and last-mile delivery service; Yandex Eats and Delivery, a ready-to-eat delivery from restaurants services; and Yandex Fuel, a contactless payment service at gas stations, and several smaller experiments;
●	the Plus and Entertainment Services segment includes subscription service Yandex Plus, Yandex Music, Kinopoisk, Yandex Afisha, Bookmate and the production center Yandex Studio; and
●	the Classifieds segment includes Auto.ru, Yandex Realty, Yandex Rent and Yandex Travel.

Operating segments of the Group may integrate products managed by other operating segments into their services, for which they pay royalties or other types of compensation. Such compensation represents intersegment transactions, which are included in revenues of the reportable segments presented below. The Group considers it to be impracticable to separately present revenues from external customers and intersegment transactions for each reportable segment as such information is not readily available and is not presented to the CODM.

The measures of the segments’ profits and losses that are used by the CODM to assess segment performance and decide how to allocate resources are presented below. Each segment’s assets and capital expenditures are not reviewed by the CODM.

The table below presents information about reported segments’ revenues and adjusted EBITDA:

	2021	2022	2023	2023
	RUB	RUB	RUB	$
Search and Portal:
Revenues	162,176	226,022	337,514	3,763.2
Adjusted EBITDA	81,259	120,503	172,950	1,928.3
E-commerce, Mobility and Delivery:
Revenues	166,714	261,246	420,753	4,691.3
Adjusted EBITDA loss	(30,393)	(19,644)	(23,611)	(263.3)
Plus and Entertainment:
Revenues	18,408	31,782	66,899	745.9
Adjusted EBITDA/(loss)	(6,464)	(7,849)	2,944	32.8
Classifieds:
Revenues	9,217	12,287	24,174	269.5
Adjusted EBITDA	1,864	1,111	423	4.7
Other Business Units and Initiatives:
Revenues	26,822	48,784	82,734	922.5
Adjusted EBITDA loss	(14,471)	(29,844)	(56,794)	(633.2)
Total segment revenues:	383,337	580,121	932,074	10,392.4
Total segment adjusted EBITDA:	31,795	64,277	95,912	1,069.3
Eliminations:
Revenues	(27,166)	(58,422)	(131,949)	(1,471.2)
Adjusted EBITDA	348	(135)	1,058	11.8
Total:
Revenues from external customers	356,171	521,699	800,125	8,921.2
Adjusted EBITDA	32,143	64,142	96,970	1,081.1

The reconciliation between adjusted EBITDA and income/(loss) before income tax expense was as follows:

	2021	2022	2023	2023
	RUB	RUB	RUB	$
Total adjusted EBITDA	32,143	64,142	96,970	1,081.1
Less: depreciation and amortization	(24,111)	(30,874)	(39,952)	(445.5)
Less: certain share-based compensation expense*	(20,829)	(17,319)	(20,541)	(229.0)
Less: one-off restructuring cost	(9)	—	(477)	(5.2)
Less: compensation expense (reversal of expense) related to contingent consideration	(471)	27	—	—
Add: gain on restructuring of convertible debt	—	9,305	—	—
Add: effect of the News and Zen deconsolidation	—	38,051	—	—
Add: interest income	4,615	4,723	5,637	62.9
Less: interest expense	(3,711)	(3,396)	(10,863)	(121.1)
Less: loss/(income) from equity method investments	6,367	(929)	(1,602)	(17.9)
Add: other income/(loss), net	(1,217)	9,359	21,514	239.8
Less: impairment of goodwill and other intangible assets	—	(2,740)	(7,539)	(84.0)
Income/(loss) before income tax expense	(7,223)	70,349	43,147	481.1

* The Group settled the RSU equity awards of the employees in cash during 2022 and 2023, and did not eliminate the relevant SBC expense corresponding to the cash payment from adjusted EBITDA.

The following table sets forth long-lived assets other than financial instruments and deferred tax assets by geographic area:

	2021	2022	2023	2023
	RUB	RUB	RUB	$
Long-lived assets:
Russia	279,934	339,570	398,654	4,444.9
Rest of the world	11,907	13,971	34,034	379.5
Total long-lived assets	291,841	353,541	432,688	4,824.4